Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE CORPORATE INCOME FUND, INC.
Entity Central Index Key	0000949820
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000005519
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Investor Class
Trading Symbol	PRPIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2025, as short- and intermediate-term yields ended lower than where they started the period, though long-term rates increased near the end of the period. While corporate credit spreads ended near where they began, higher income helped corporates perform well compared to duration-matched Treasuries.

  The fund’s security selection drove positive performance relative to the style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index, with positions in the banking, communication, and electric utility sectors boosting performance.

  The fund’s interest rate management hindered performance near the end of the period. Our overall duration position surrounding the “Liberation Day” tariff rollout hurt performance versus the style-specific benchmark.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade U.S. corporate bonds, with the ability to integrate non-index sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds increased slightly over the reporting period and continues to represent the fund’s largest absolute position.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,778	9,945	9,824
2015	9,864	9,988	9,917
2016	9,890	10,164	9,954
2016	10,291	10,299	10,362
2016	10,693	10,539	10,771
2016	10,241	10,205	10,371
2017	10,466	10,308	10,593
2017	10,684	10,462	10,804
2017	10,883	10,591	11,001
2017	10,893	10,533	11,010
2018	10,686	10,360	10,826
2018	10,601	10,423	10,810
2018	10,684	10,480	10,890
2018	10,450	10,391	10,675
2019	10,894	10,689	11,111
2019	11,393	11,090	11,615
2019	12,080	11,546	12,342
2019	12,123	11,513	12,368
2020	12,609	11,937	12,868
2020	12,175	12,134	12,780
2020	12,732	12,293	13,269
2020	13,030	12,351	13,575
2021	12,798	12,102	13,227
2021	12,827	12,085	13,245
2021	13,226	12,283	13,604
2021	13,063	12,209	13,503
2022	12,345	11,782	12,777
2022	11,432	11,091	11,884
2022	11,043	10,868	11,575
2022	10,868	10,641	11,415
2023	10,943	10,637	11,445
2023	11,155	10,854	11,682
2023	11,119	10,738	11,679
2023	11,249	10,767	11,821
2024	11,592	10,991	12,127
2024	11,693	10,995	12,196
2024	12,270	11,522	12,764
2024	12,336	11,507	12,844
2025	12,453	11,629	12,923
2025	12,357	11,596	12,880

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Corporate Income Fund (Investor Class)	5.67%	0.30%	2.14%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	5.61	0.16	2.56

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 331,090,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 573,000
InvestmentCompanyPortfolioTurnover	78.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$331,090 Number of Portfolio Holdings265
Holdings [Text Block]
Corporate Bonds	86.8%
Asset-Backed Securities	6.7
Securities Lending Collateral	2.2
Foreign Government Obligations & Municipalities	2.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.4
Municipal Securities	0.6
Bank Loans	0.5
Convertible Bonds	0.2
Short-Term and Other	-0.4

Largest Holdings [Text Block]
Bank of America	2.1%
Morgan Stanley	1.9
Citigroup	1.8
Goldman Sachs Group	1.5
SBA Tower Trust	1.5
Wells Fargo	1.5
Solventum	1.4
U.S. Treasury Bonds	1.4
Sonic Capital	1.4
South32 Treasury	1.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000166313
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	I Class
Trading Symbol	TICCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2025, as short- and intermediate-term yields ended lower than where they started the period, though long-term rates increased near the end of the period. While corporate credit spreads ended near where they began, higher income helped corporates perform well compared to duration-matched Treasuries.

  The fund’s security selection drove positive performance relative to the style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index, with positions in the banking, communication, and electric utility sectors boosting performance.

  The fund’s interest rate management hindered performance near the end of the period. Our overall duration position surrounding the “Liberation Day” tariff rollout hurt performance versus the style-specific benchmark.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade U.S. corporate bonds, with the ability to integrate non-index sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds increased slightly over the reporting period and continues to represent the fund’s largest absolute position.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
2/29/16	504,161	509,869	504,823
5/31/16	524,741	516,654	525,523
8/31/16	545,349	528,657	546,272
11/30/16	522,487	511,904	525,986
2/28/17	534,097	517,084	537,230
5/31/17	545,399	524,810	547,936
8/31/17	555,704	531,261	557,929
11/30/17	556,385	528,358	558,395
2/28/18	546,000	519,696	549,042
5/31/18	541,852	522,844	548,247
8/31/18	546,861	525,686	552,308
11/30/18	535,033	521,267	541,399
2/28/19	557,892	536,169	563,501
5/31/19	583,019	556,308	589,074
8/31/19	618,996	579,161	625,942
11/30/19	621,349	577,518	627,220
2/29/20	646,393	598,808	652,597
5/31/20	624,384	608,687	648,133
8/31/20	653,093	616,653	672,913
11/30/20	668,581	619,583	688,440
2/28/21	656,821	607,093	670,806
5/31/21	658,549	606,223	671,720
8/31/21	679,196	616,133	689,929
11/30/21	671,073	612,437	684,781
2/28/22	634,448	591,041	647,975
5/31/22	588,048	556,379	602,672
8/31/22	568,306	545,179	587,027
11/30/22	559,593	533,802	578,927
2/28/23	563,688	533,580	580,412
5/31/23	574,187	544,457	592,434
8/31/23	573,318	538,674	592,286
11/30/23	580,283	540,100	599,497
2/29/24	597,502	551,334	615,038
5/31/24	603,752	551,565	618,508
8/31/24	633,789	577,980	647,301
11/30/24	637,478	577,232	651,387
2/28/25	643,070	583,356	655,404
5/31/25	639,163	581,674	653,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 12/17/15
Corporate Income Fund (I Class)	5.87%	0.47%	2.63%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.61
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	5.61	0.16	2.87

Performance Inception Date	Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 331,090,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 573,000
InvestmentCompanyPortfolioTurnover	78.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$331,090 Number of Portfolio Holdings265
Holdings [Text Block]
Corporate Bonds	86.8%
Asset-Backed Securities	6.7
Securities Lending Collateral	2.2
Foreign Government Obligations & Municipalities	2.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.4
Municipal Securities	0.6
Bank Loans	0.5
Convertible Bonds	0.2
Short-Term and Other	-0.4

Largest Holdings [Text Block]
Bank of America	2.1%
Morgan Stanley	1.9
Citigroup	1.8
Goldman Sachs Group	1.5
SBA Tower Trust	1.5
Wells Fargo	1.5
Solventum	1.4
U.S. Treasury Bonds	1.4
Sonic Capital	1.4
South32 Treasury	1.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000225817
Shareholder Report [Line Items]
Fund Name	Corporate Income Fund
Class Name	Z Class
Trading Symbol	TRZCX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2025, as short- and intermediate-term yields ended lower than where they started the period, though long-term rates increased near the end of the period. While corporate credit spreads ended near where they began, higher income helped corporates perform well compared to duration-matched Treasuries.

  The fund’s security selection drove positive performance relative to the style-specific benchmark, the Bloomberg U.S. Corporate Investment Grade Bond Index, with positions in the banking, communication, and electric utility sectors boosting performance.

  The fund’s interest rate management hindered performance near the end of the period. Our overall duration position surrounding the “Liberation Day” tariff rollout hurt performance versus the style-specific benchmark.

  The Corporate Income Fund seeks to provide high income and some capital growth and primarily focuses on investment-grade U.S. corporate bonds, with the ability to integrate non-index sectors and securities in a measured fashion. Our allocation to U.S. corporate investment-grade bonds increased slightly over the reporting period and continues to represent the fund’s largest absolute position.

  While we are primarily a cash bond manager, we occasionally use derivatives, including interest rate futures and credit default swaps, in our strategy for positioning and to hedge overall portfolio risk. Over the last 12 months, our use of derivatives—specifically, interest rate derivatives—detracted from absolute performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
2/28/21	9,965	9,989	9,999
5/31/21	10,014	9,975	10,013
8/31/21	10,330	10,138	10,284
11/30/21	10,217	10,077	10,207
2/28/22	9,679	9,725	9,659
5/31/22	8,970	9,154	8,984
8/31/22	8,688	8,970	8,750
11/30/22	8,563	8,783	8,630
2/28/23	8,624	8,779	8,652
5/31/23	8,804	8,958	8,831
8/31/23	8,789	8,863	8,829
11/30/23	8,916	8,887	8,936
2/29/24	9,190	9,071	9,168
5/31/24	9,284	9,075	9,220
8/31/24	9,756	9,510	9,649
11/30/24	9,822	9,498	9,710
2/28/25	9,931	9,598	9,770
5/31/25	9,880	9,571	9,737

Average Annual Return [Table Text Block]
	1 Year	Since Inception 2/22/21
Corporate Income Fund (Z Class)	6.43%	-0.28%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.02
Bloomberg U.S. Corporate Investment Grade Bond Index (Strategy Benchmark)	5.61	-0.62

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 331,090,000
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 573,000
InvestmentCompanyPortfolioTurnover	78.10%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$331,090 Number of Portfolio Holdings265
Holdings [Text Block]
Corporate Bonds	86.8%
Asset-Backed Securities	6.7
Securities Lending Collateral	2.2
Foreign Government Obligations & Municipalities	2.0
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	1.4
Municipal Securities	0.6
Bank Loans	0.5
Convertible Bonds	0.2
Short-Term and Other	-0.4

Largest Holdings [Text Block]
Bank of America	2.1%
Morgan Stanley	1.9
Citigroup	1.8
Goldman Sachs Group	1.5
SBA Tower Trust	1.5
Wells Fargo	1.5
Solventum	1.4
U.S. Treasury Bonds	1.4
Sonic Capital	1.4
South32 Treasury	1.2

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Corporate Income Fund. Effective August 1, 2025, the fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in income-producing securities issued by corporations. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless